Long-term debt (Details) (Laboratory instrument, USD $)	Dec. 31, 2012	Dec. 31, 2011	May 31, 2009
Laboratory instrument
Capital lease information
Implied interest rate (as a percent)			8.20%
Remaining principal	$ 187,000	$ 314,000